Derivative Instruments and Financial Risk Management - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2018 USD ($) Payment ₪ / $ $ / $	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Sep. 30, 2005
Forward Contracts [Member] | Israeli Shekel [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
(Loss) gain on derivative instruments	$ 97,000	$ 618,000	$ 813,000
Forward contracts purchase amount	$ 52,250,000
Weighted-average forward exchange rate | ₪ / $	3.45
Number of installment payments | Payment	18
Forward Contracts [Member] | Canadian Dollars [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
(Loss) gain on derivative instruments	$ 2,068,000	(3,236,000)	3,413,000
Forward contracts purchase amount	$ 53,490,000
Weighted-average forward exchange rate | $ / $	1.28
Number of installment payments | Payment	14
Interest Rate Swap [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Interest rate derivative instruments not designated as hedging instruments, Liability at fair value	$ 0	0	0
Mortgage fixed interest rate				6.16%
(Loss) gain on derivative instruments	0	0	(6,000)
Realized gains on derivative	0	$ 0	$ 180,000
Eleven Months Purchase Period [Member] | Forward Contracts [Member] | Israeli Shekel [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Forward contracts purchase amount	3,250,000
Six Months Purchase Period [Member] | Forward Contracts [Member] | Israeli Shekel [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Forward contracts purchase amount	2,000,000
Six Months Purchase Period [Member] | Forward Contracts [Member] | Canadian Dollars [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Forward contracts purchase amount	2,786,000
One Month Purchase Period [Member] | Forward Contracts [Member] | Israeli Shekel [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Forward contracts purchase amount	4,500,000
Five Month Purchase Period [Member] | Forward Contracts [Member] | Canadian Dollars [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Forward contracts purchase amount	4,043,000
Three Month Purchase Period [Member] | Forward Contracts [Member] | Canadian Dollars [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Forward contracts purchase amount	$ 5,519,000